Employee benefits and private pension plan (Tables)	12 Months Ended
Dec. 31, 2024
Employee benefits and private pension plan
Post-employment benefits

The amounts related to such benefits are based on a valuation conducted by an independent actuary and reviewed by Management as of December 31, 2024.

	12/31/2024	12/31/2023
Health and dental care plan (1)	177,958	211,279
Indemnification of FGTS	32,420	38,456
Seniority bonus	1,795	2,026
Life insurance (2)	10,703	13,062
Total	222,876	264,823
Current	24,098	23,612
Non-current	198,778	241,211

(1) Applicable to Ipiranga, Tropical (merged by Ipiranga) and Iconic.

(2) Applicable to Ipiranga, Tropical (merged by Ipiranga), Ultragaz and Ultrapar.

Changes in provision for post-employment benefits

Changes in the present value of the post-employment benefit obligation occurred as follows:

	12/31/2024	12/31/2023	12/31/2022
Opening balance	264,823	215,556	215,719
Expense for the year	27,077	17,521	20,944
Update/change of benefit	(10,094)	-	494
Actuarial (gains) losses from changes in actuarial assumptions	(41,727)	52,099	(2,589)
Benefits paid directly by the Company and its subsidiaries	(17,203)	(20,353)	(19,012)
Closing balance	222,876	264,823	215,556

Post-employment benefit expense

The total expense for each year is presented below:

	12/31/2024	12/31/2023	12/31/2022
Health and dental care plan	20,420	11,182	14,660
Indemnification of FGTS	5,290	4,909	4,766
Seniority bonus	254	286	563
Life insurance	1,113	1,144	955
Total	27,077	17,521	20,944

Significant actuarial assumptions adopted

The main actuarial assumptions used are:

Economic factors	12/31/2024	12/31/2023
	% p.a.	% p.a.
Discount rate for the actuarial obligation at present value – Indemnification of FGTS	11.97	9.41
Discount rate for the actuarial obligation at present value – Bonus	11.82	9.41
Average discount rate for the actuarial obligation at present value – Medical services	11.07	9.53
Discount rate for the actuarial obligation at present value – Life insurance	11.82	9.41
Average projected salary growth rate – FGTS indemnity	6.80	6.83
Average projected bonus growth rate	7.33	7.33
Inflation rate (long term)	3.5	3.5
Medical services growth rate	7.64	7.64

Sensitivity analysis
Assumption	Change in assumptions	Decrease in liability	Change in assumptions	Increase in liability
Discount rate	increase by 1.0 p.p.	19,736	decrease by 1.0 p.p.	23,953
Salary growth rate	decrease by 1.0 p.p.	284	increase by 1.0 p.p.	304
Medical services growth rate	decrease by 1.0 p.p.	18,385	increase by 1.0 p.p.	22,185